Property and Equipment, Net - Summary of Property and Equipment (Details) - USD ($)	Jun. 30, 2016	Jun. 30, 2015
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 75,475	$ 66,137
Less: Accumulated depreciation	(37,799)	(23,845)
Total Property and equipment, net	37,676	42,292
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	51,794	46,233
Warehouse Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	15,254	13,254
Molds and Dies [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	4,200	6,650
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 4,227